Financial Instruments with Off-Balance-Sheet Risk (Table)	12 Months Ended
Dec. 31, 2025
Financial Instruments with Off-Balance-Sheet Risk
Financial Instruments with Off-Balance-Sheet Risk
	Contract Amount
	2025	2024

Unused portions of home equity lines of credit	$43,569,182	$40,013,611
Residential and commercial construction lines of credit	16,523,228	25,019,431
Commercial real estate commitments	28,276,920	22,027,158
Commercial and industrial commitments	70,090,576	71,835,542
Other commitments to extend credit	57,370,244	55,238,256
Standby letters of credit and commercial letters of credit	1,833,500	1,735,247
Recourse on sale of credit card portfolio	188,650	183,700
MPF credit enhancement obligation, net (See Note 18)	243,579	240,858